Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value, that may be issued to the selling stockholder
Amount Registered | shares	69,718,800
Proposed Maximum Offering Price per Unit	0.4180
Maximum Aggregate Offering Price	$ 29,142,458.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,535.39
Offering Note	The shares registered hereunder represent shares of common stock that may be issued to the selling stockholder pursuant to the amended and restated equity purchase facility agreement, dated September 18, 2025, between the registrant and the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on October 23, 2026.